The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 41.9%
	AGGREGATE BOND — 12.2%
140,599	BlackRock Ultra Short-Term Bond	$7,035,574
	CORPORATE — 16.9%
110,067	Franklin Liberty Senior Loan ETF	2,547,247
119,831	iShares Inflation Hedged Corporate Bond ETF	3,110,813
13,473	iShares JP Morgan EM Corporate Bond ETF	577,049
157,076	SPDR Portfolio High Yield Bond ETF	3,526,356
		9,761,465
	EMERGING MARKETS — 1.3%
2,027	Columbia EM Core ex-China ETF	51,283
5,658	Schwab Fundamental Emerging Markets Large Co. Index ETF	146,712
9,433	Vanguard Emerging Markets Government Bond ETF	578,243
		776,238
	GLOBAL — 0.4%
1,096	iShares Global 100 ETF	70,221
3,446	LibertyQ Global Dividend ETF	109,479
748	Vanguard Total World Stock ETF	63,834
		243,534
	INTERNATIONAL — 1.6%
2,183	Cambria Foreign Shareholder Yield ETF	50,777
5,893	Schwab Fundamental International Large Co. Index ETF	166,831
1,636	Schwab International Small-Cap Equity ETF	51,092
9,970	SPDR Portfolio Developed World ex-US ETF	287,535
542	Vanguard FTSE All World ex-US Small-Cap ETF	55,940
5,173	Vanguard FTSE Developed Markets ETF	211,058
2,374	WisdomTree Global ex-US Quality Dividend Growth Fund	75,232
		898,465
	LARGE-CAP — 5.9%
608	Invesco QQQ Trust Series 1	170,410
1,348	Invesco Russell 1000 Equal Weight ETF	52,909
6,912	Invesco S&P 500 GARP ETF	550,195
2,275	Schwab Fundamental U.S. Large Co. Index ETF	115,798
13,393	Schwab U.S. Dividend Equity ETF	959,341
12,200	Schwab U.S. Large-Cap Growth ETF	707,478
3,079	SPDR Russell 1000 Yield Focus ETF	274,400
4,141	Vanguard Value ETF	546,115
		3,376,646
	MID-CAP — 0.5%
362	Invesco S&P MidCap Momentum ET	25,753
2,438	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	196,771

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP (Continued)
332	Vanguard Mid-Cap Growth ETF	$58,226
		280,750
	PRECIOUS METALS — 2.2%
34,440	abrdn Silver ETF Trust*	670,547
17,515	iShares Gold Trust*	600,939
		1,271,486
	SMALL-CAP — 0.5%
2,385	Dimensional U.S. Small Cap ETF	114,480
1,499	JPMorgan Diversified Return U.S. Small Cap Equity ETF	56,093
666	Vanguard Small-Cap Value ETF	99,780
		270,353
	THEMATIC — 0.4%
9,080	Global X U.S. Infrastructure Development ETF	206,752
	Total Exchange-Traded Funds
	(Cost $26,500,124)	24,121,263
	EXCHANGE-TRADED NOTES — 0.8%
	INDUSTRIAL METALS — 0.8%
26,674	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	493,656
	Total Exchange-Traded Notes
	(Cost $629,794)	493,656
	MUTUAL FUNDS — 53.0%
	AGGREGATE BOND — 9.6%
50,776	Allspring Core Plus Bond Fund - Class R6	589,506
98,854	Bond Fund of America - Class F-3	1,172,404
41,903	John Hancock Bond Trust - Class R6	582,451
233,451	Lord Abbett Income Fund - Class F	581,294
61,435	Vanguard Core Bond Fund, Admiral Shares	1,151,286
106,393	Virtus Core Plus Bond - Class R61	1,439,498
		5,516,439
	AGGREGATE BOND INTERMEDIATE — 2.1%
129,092	TIAA-CREF Core Plus Bond Fund - Class Institutional	1,204,425
	AGGREGATE BOND SHORT — 0.0%
—[2]	JPMorgan Short Duration Core Plus Fund - Class R6	4
	BANK LOANS — 12.2%
233,817	Credit Suisse Floating Rate High Income Fund - Class I	1,444,987
338,498	Fidelity Advisor Floating Rate High Income Fund	3,002,473
280,731	T Rowe Price Institutional Floating Rate Fund - Institutional Class	2,549,034
		6,996,494

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 2.4%
16,058	DFA U.S. Large Co. Portfolio - Class Institutional	$432,452
3,784	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	110,519
13,930	Schwab S&P 500 Index Fund - Class Select	813,240
		1,356,211
	EMERGING MARKET STOCK — 0.4%
6,232	Fidelity Emerging Markets Index Fund - Class Institutional Premium	62,504
2,188	New World Fund, Inc. - Class F-3	143,829
		206,333
	EMERGING MARKETS BOND — 1.0%
26,420	Vanguard Emerging Markets Bond Fund, Admiral Shares	560,365
	FOREIGN AGGREGATE BOND — 14.2%
627,958	DFA Short Duration Real Return Portfolio - Class Institutional	6,442,848
172,314	Dodge & Cox Global Bond Fund - Class I	1,743,822
		8,186,670
	FOREIGN BLEND — 0.0%
1,169	Rainier International Discovery Series - Class Z	25,135
	FOREIGN GOVERNMENT BOND — 0.0%
—[2]	DFA World ex U.S. Government Fixed Income Portfolio - Class Institutional	—[3]
	FOREIGN VALUE — 0.1%
3,325	DFA International Value Portfolio - Class Institutional	56,327
	GROWTH BROAD MARKET — 0.1%
1,656	New Perspective Fund - Class R-6	80,300
	GROWTH LARGE CAP — 1.0%
13,913	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	578,632
	GROWTH SMALL CAP — 0.1%
558	Hood River Small-Cap Growth Fund - Class Retirement	25,279
669	Vanguard Explorer Fund, Admiral Shares	58,829
		84,108
	HIGH YIELD BOND — 3.5%
36,100	AB High Yield Portfolio - Class Advisor	298,912
190,690	American High-Income Trust - Class F-3	1,716,209
		2,015,121
	INFLATION PROTECTED — 5.2%
14,550	Allspring Real Return Fund - Class R6	145,941

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	INFLATION PROTECTED (Continued)
242,256	Lord Abbett Inflation Focused Fund - Class F	$2,861,046
		3,006,987
	VALUE LARGE CAP — 1.0%
7,656	Vanguard Windsor Fund, Admiral Shares	563,858
	VALUE MID CAP — 0.1%
2,216	DFA U.S. Targeted Value Portfolio - Class Institutional	57,901
	Total Mutual Funds
	(Cost $33,299,846)	30,495,310
	MONEY MARKET FUNDS — 4.2%
1,520,995	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.97%[4]	1,520,995
884,707	Goldman Sachs Financial Square Government Fund - Institutional Class, 1.35%[4]	884,707
	Money Market Funds
	(Cost $2,405,702)	2,405,702
	TOTAL INVESTMENTS — 99.9%
	(Cost $62,835,466)	57,515,931
	Other Assets in Excess of Liabilities — 0.1%	46,577
	TOTAL NET ASSETS — 100.0%	$57,562,508

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Amount represents less than $0.50.
[4]Effective 7 day yield as of June 30, 2022.